Organization and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Organization and Significant Accounting Policies
Schedule of general range of useful lives of property and equipment

Leasehold improvements	5 years
Furniture and equipment	3 - 20 years
Buildings	40 years
Building Improvements	5 - 25 years
Land Improvements	2 - 25 years

Schedule of approximate useful life of each class of intangible assets

Trademarks	Indefinite
Certificates of need	Indefinite
Accreditations	Indefinite